GENERAL	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:  GENERAL

PainReform Ltd. (“the Company”) was incorporated and started business operations in November 2007. The Company is a specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended-release drug-delivery system is designed to provide an extended period of post-surgical pain relief without the need for repeated dose administration while reducing the potential need for the use of opiates.

In March 2025, the Comp any completed an asset acquisition, related to an AI-driven solar analytics technology, DeepSolar, that enables both consumers and enterprises to monitor, forecast, and optimize energy consumption—particularly in solar-integrated environments (see note 8).

In August 2025, the Company closed an investment in LayerBio, Inc.(“Layer Bio”), a privately held Boston-based biotechnology company, advancing sustained-release drug delivery technologies in ophthalmology. With this transaction, the Company acquired a majority equity interest in LayerBio that plans to initiate the next clinical trial of OcuRing™-K, LayerBio’s lead investigational product for pain and inflammation control following cataract surgery.

a.	Liquidity

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred significant losses and negative cash flows from operations and incurred losses of $2,316 and $12,818 for the six-month periods ended June 30, 2025, and 2024, respectively. During the six months ended June 30, 2025, and 2024, the Company had operating cash outflows of $1,982 and $8,644, respectively. As of June 30, 2025, the Company had positive working capital of $1,453. The Company expects to continue to incur losses and negative cash flows from operations until its products reach profitability, if at all. As of June 30, 2025, the Company’s accumulated deficit was $58,767. The Company has funded its operations to date primarily through equity financing and has cash on hand (including restricted cash) in the amount of $3,494 as of June 30, 2025.

The Company expects to continue incurring losses and negative cash flows from operations until PRF-110, OcuRing™-K and the DeepSolar products reach commercial profitability, if at all. As a result, along with its current cash position, the Company does not have sufficient resources to fund operations nor to continue as a going concern for at least one year from the issuance date of these financial statements.

Management’s plans include continued capital raising through the sale of additional equity securities, debt, or capital inflows from strategic partnerships. There are no assurances, however, that the Company will successfully obtain the level of financing needed for its operations. If the Company is unsuccessful in raising capital, it may need to reduce activities or curtail or abandon some or all of its operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business and does not include any adjustments that might result from the outcome of this uncertainty.

b.
The Company reports its financial results in U.S. dollars. A portion of research, development, general and administrative expenses of its Israeli operations are incurred in New Israeli Shekel (“NIS”) As a result, the Company is exposed to exchange rate risks that may materially and adversely affect its financial results. If the NIS appreciates against the U.S. dollar, or if the value of the NIS declines against the U.S. dollar at a time when the rate of inflation in the cost of Israeli goods and services exceeds the rate of decline in the relative value of the NIS, then the U.S. dollar-denominated cost of its operations in Israel would increase and its results of operations could be materially and adversely affected.

Inflation in Israel compounds the adverse impact of a devaluation of the NIS against the U.S. dollar by further increasing the amount of its Israeli expenses. Israeli inflation may also (in the future) outweigh the positive effect of any appreciation of the U.S. dollar relative to the NIS, if and to the extent that, it outpaces or precedes such appreciation. The Israeli rate of inflation did not have a material adverse effect on its financial condition during the Six months ended June 30, 2025 and 2024, respectively. Given its general lack of currency hedging arrangements to protect it from fluctuations in the exchange rates of the NIS in relation to the U.S. dollar (and/or from inflation of such non-U.S. currencies), the Company may be exposed to material adverse effects from such movements. The Company cannot predict any future trends in the rate of inflation in Israel or the rate of devaluation (if any) of the U.S. dollar against the NIS.

c.
U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the military conflict between Russia and Ukraine. The conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. Any of the abovementioned factors could affect its business, prospects, financial condition, and operating results. The extent and duration of the military action, sanctions and resulting market disruptions are not possible to predict.

d.
On October 7, 2023, an attack was launched against Israel, which thrust Israel into a state of war. The Company's management does not expect this situation to have a material impact on its operations or its business results. As of the date of these financial statements, the war in Israel is ongoing and continues to evolve. The intensity and duration of the war is difficult to predict.